June 30, 2016
ATTORNEYS AT LAW
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
015611-0101

Via EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Concorde Funds, Inc. File No. 333-211354
Ladies and Gentlemen:
On behalf of Concorde Funds, Inc., a Texas corporation (the “Corporation”), we are transmitting for filing a Pre-Effective Registration Statement No. 4 on Form N-14 (the “Registration Statement”).  Attached to the Registration Statement is the consent of the Corporation’s independent registered public accountant. This Pre-Effective Amendment 4 is being filed for the sole purpose of providing the correct 1933 Act number (333-211354).

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

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